PRIVATE PLACEMENT (Details) - USD ($)		12 Months Ended
	Jul. 01, 2019	Dec. 31, 2019
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Proceeds from Issuance of Warrants		$ 15,800,000
Private Placement [Member]
Number Of Warrants Issued	15,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Proceeds from Issuance of Warrants	$ 15,800,000
Class A Common Stock [Member] | Private Placement [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50